Income taxes (Schedule of detailed information about unused tax losses) (Details)	Oct. 31, 2024 USD ($)
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	$ 34,577,490
2026 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,726,462
2027 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,451,819
2028 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
2029 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,631,643
2030 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,888,492
2031 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,228,040
2032 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,666,249
2033 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,782,227
2034 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,029,571
2035 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,227,151
2036 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,558,278
2037 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,728,170
2038 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,687,338
2039 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,509,112
2040 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	508,349
2041 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	880,801
2042 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,250,158
2043 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,484,853
2044 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,338,776
Canada [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	30,127,050
Canada [Member] | 2026 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,726,462
Canada [Member] | 2027 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,451,819
Canada [Member] | 2028 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
Canada [Member] | 2029 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,487,922
Canada [Member] | 2030 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,007,595
Canada [Member] | 2031 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,209,514
Canada [Member] | 2032 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,340,456
Canada [Member] | 2033 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,624,764
Canada [Member] | 2034 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,350,482
Canada [Member] | 2035 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,656,250
Canada [Member] | 2036 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,117,259
Canada [Member] | 2037 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,495,456
Canada [Member] | 2038 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,687,021
Canada [Member] | 2039 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,509,112
Canada [Member] | 2040 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	508,349
Canada [Member] | 2041 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	880,801
Canada [Member] | 2042 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,250,158
Canada [Member] | 2043 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,484,853
Canada [Member] | 2044 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,338,776
United States [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	4,450,440
United States [Member] | 2026 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
United States [Member] | 2027 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
United States [Member] | 2028 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
United States [Member] | 2029 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	143,721
United States [Member] | 2030 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,880,897
United States [Member] | 2031 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	18,526
United States [Member] | 2032 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	325,793
United States [Member] | 2033 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	157,463
United States [Member] | 2034 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	679,089
United States [Member] | 2035 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	570,901
United States [Member] | 2036 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	441,019
United States [Member] | 2037 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	232,714
United States [Member] | 2038 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	317
United States [Member] | 2039 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
United States [Member] | 2040 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
United States [Member] | 2041 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
United States [Member] | 2042 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
United States [Member] | 2043 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
United States [Member] | 2044 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	$ 0